Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other receivables [line items]
Total trade and other receivables	₽ 9,648	₽ 5,679
Cash receivable from agents [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	4,240	2,998
Deposits issued to merchants [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	3,906	2,315
Commissions receivable [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	809	155
Advances issued [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	239	143
Rent receivables [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	28	11
Other receivables [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	426	57
Gross carrying amount [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	10,193	6,458
Gross carrying amount [member] | Cash receivable from agents [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	4,666	3,657
Gross carrying amount [member] | Deposits issued to merchants [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	3,919	2,318
Gross carrying amount [member] | Commissions receivable [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	827	162
Gross carrying amount [member] | Advances issued [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	240	144
Gross carrying amount [member] | Rent receivables [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	101	106
Gross carrying amount [member] | Other receivables [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	440	71
Provision for impairment of receivables [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	(545)	(779)
Provision for impairment of receivables [member] | Cash receivable from agents [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	(426)	(659)
Provision for impairment of receivables [member] | Deposits issued to merchants [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	(13)	(3)
Provision for impairment of receivables [member] | Commissions receivable [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	(18)	(7)
Provision for impairment of receivables [member] | Advances issued [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	(1)	(1)
Provision for impairment of receivables [member] | Rent receivables [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	(73)	(95)
Provision for impairment of receivables [member] | Other receivables [member]
Disclosure of trade and other receivables [line items]
Total trade and other receivables	₽ (14)	₽ (14)